Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,294,083.50

Principal:
Principal Collections	$15,812,590.59
Prepayments in Full	$10,358,966.42
Liquidation Proceeds	$428,275.20
Recoveries	$72,316.33
Sub Total	$26,672,148.54
Collections	$28,966,232.04

Purchase Amounts:
Purchase Amounts Related to Principal	$239,679.24
Purchase Amounts Related to Interest	$1,746.65
Sub Total	$241,425.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,207,657.93

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$29,207,657.93
Servicing Fee	$535,013.98	$535,013.98	$0.00	$0.00	$28,672,643.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,672,643.95
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,672,643.95
Interest - Class A-3 Notes	$257,314.33	$257,314.33	$0.00	$0.00	$28,415,329.62
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$28,151,343.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,151,343.37
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$28,085,020.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,085,020.70
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$28,036,354.20
Third Priority Principal Payment	$2,391,348.80	$2,391,348.80	$0.00	$0.00	$25,645,005.40
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$25,585,379.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,585,379.65
Regular Principal Payment	$22,290,000.00	$22,290,000.00	$0.00	$0.00	$3,295,379.65
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,295,379.65
Residuel Released to Depositor	$0.00	$3,295,379.65	$0.00	$0.00	$0.00
Total		$29,207,657.93

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$2,391,348.80
First Priority Principal Payment					$22,290,000.00
Total					$24,681,348.80
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,681,348.80	$73.61	$257,314.33	$0.77	$24,938,663.13	$74.38
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$24,681,348.80	$21.71	$695,915.50	$0.61	$25,377,264.30	$22.32

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$318,327,005.41	0.9493797	$293,645,656.61	0.8757699
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$588,337,005.41	0.5173967	$563,655,656.61	0.4956914

Pool Information
Weighted Average APR	4.499%	4.495%
Weighted Average Remaining Term	42.49	41.69
Number of Receivables Outstanding	36,489	35,609
Pool Balance	$642,016,773.86	$614,902,805.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$588,337,005.41	$563,655,656.61
Pool Factor	0.5266437	0.5044023

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$51,247,149.15
Targeted Overcollateralization Amount	$51,247,149.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,247,149.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	18

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		104	$274,456.65
(Recoveries)		78	$72,316.33
Net Losses for Current Collection Period			$202,140.32
Cumulative Net Losses Last Collection Period			$4,318,444.63
Cumulative Net Losses for all Collection Periods			$4,520,584.95

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.38%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.79%	556	$11,033,470.91
61-90 Days Delinquent	0.13%	39	$827,480.26
91-120 Days Delinquent	0.04%	14	$235,215.51
Over 120 Days Delinquent	0.08%	25	$522,180.14
Total Delinquent Receivables	2.05%	634	$12,618,346.82

Repossession Inventory:
Repossessed in the Current Collection Period		36	$700,764.31
Total Repossessed Inventory		41	$966,934.02

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3500%
Preceding Collection Period			0.1823%
Current Collection Period			0.3860%
Three Month Average			0.3061%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2061%
Preceding Collection Period			0.2713%
Current Collection Period			0.2190%
Three Month Average			0.2322%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer